Expense Example {- Fidelity Advisor® Real Estate Fund} - 07.31 Fidelity Advisor Real Estate Fund AMCIZ PRO-13 - Fidelity Advisor® Real Estate Fund	Sep. 29, 2021 USD ($)
Fidelity Advisor Real Estate Fund-Class A
Expense Example:
1 year	$ 680
3 years	902
5 years	1,141
10 years	1,827
Fidelity Advisor Real Estate Fund-Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Real Estate Fund-Class C
Expense Example:
1 year	291
3 years	591
5 years	1,016
10 years	1,995
Fidelity Advisor Real Estate Fund - Class I
Expense Example:
1 year	90
3 years	281
5 years	488
10 years	1,084
Class Z
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	$ 798